Schedule of Financial Instruments at Fair Value (Details) (Fair Value, Inputs, Level 1 [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 1 [Member]
Cash, Held-For-Trading	$ 143,280	$ 728,575
Cash Equivalents, at Carrying Value	143,280	728,575
Cash and Cash Equivalents, Fair Value Disclosure	$ 143,280	$ 728,575